Expected credit loss measurement - Maximum exposure to credit risk (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL
Credit enhancements
Collateral and credit enhancements related to credit-impaired financial assets measured at amortized cost	$ 3,742	$ 1,637
Collateral and credit enhancements related to off-balance sheet financial instruments and other credit lines for credit-impaired positions	356	105
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	1,052,500	768,600
Collateral
Cash collateral received	33,100	31,500
Collateralized by equity and debt instruments	244,300	176,800
Secured by real estate	341,100	222,700
Other collateral	50,600	33,900
Credit enhancements
Netting	28,300	22,800
Credit derivative contracts	0	0
Guarantees and sub-participations	9,800	2,900
Exposure to credit risk after collateral and credit enhancements	345,400	277,900
Total financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	1,050,300	766,400
Collateral
Cash collateral received	33,100	31,500
Collateralized by equity and debt instruments	244,300	176,800
Secured by real estate	341,100	222,700
Other collateral	50,600	33,900
Credit enhancements
Netting	28,300	22,800
Credit derivative contracts	0	0
Guarantees and sub-participations	9,800	2,900
Exposure to credit risk after collateral and credit enhancements	343,200	275,700
Cash and balances at central banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	223,300	171,800
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	223,300	171,800
Amounts due from banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	18,100	28,200
Collateral
Collateralized by equity and debt instruments	200	200
Other collateral	0	4,800
Credit enhancements
Guarantees and sub-participations	200	100
Exposure to credit risk after collateral and credit enhancements	17,700	23,100
Receivables from securities financing transactions measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	118,300	74,100
Collateral
Cash collateral received	0	0
Collateralized by equity and debt instruments	113,200	70,700
Other collateral	4,100	2,800
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	1,000	700
Cash collateral receivables on derivative instruments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	44,000	32,300
Credit enhancements
Netting	28,300	22,800
Exposure to credit risk after collateral and credit enhancements	15,700	9,500
Loans and advances to customers | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	587,300	405,600
Collateral
Cash collateral received	32,900	31,400
Collateralized by equity and debt instruments	130,300	105,200
Secured by real estate	341,100	222,700
Other collateral	41,100	24,900
Credit enhancements
Guarantees and sub-participations	9,600	2,800
Exposure to credit risk after collateral and credit enhancements	32,400	18,700
Other financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	59,300	54,300
Collateral
Cash collateral received	200	100
Collateralized by equity and debt instruments	700	800
Secured by real estate		0
Other collateral	5,300	1,500
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	53,100	51,900
Financial assets measured at fair value through other comprehensive income - debt | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	2,200	2,200
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	2,200	2,200
Total maximum exposure to credit risk not reflected on the balance sheet | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	293,300	134,800
Collateral
Cash collateral received	21,400	2,300
Collateralized by equity and debt instruments	109,900	41,300
Secured by real estate	14,900	9,000
Other collateral	26,400	15,700
Credit enhancements
Netting	0	0
Credit derivative contracts	0	0
Guarantees and sub-participations	11,200	3,500
Exposure to credit risk after collateral and credit enhancements	109,400	62,900
Guarantees | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	40,200	33,200
Collateral
Cash collateral received	1,900	1,600
Collateralized by equity and debt instruments	19,600	19,800
Secured by real estate	400	200
Other collateral	2,300	1,800
Credit enhancements
Guarantees and sub-participations	3,900	2,000
Exposure to credit risk after collateral and credit enhancements	12,300	7,800
Loan commitments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	79,400	43,900
Collateral
Cash collateral received	200	200
Collateralized by equity and debt instruments	3,800	2,000
Secured by real estate	1,600	1,800
Other collateral	22,700	8,900
Credit enhancements
Credit derivative contracts		0
Guarantees and sub-participations	4,200	1,000
Exposure to credit risk after collateral and credit enhancements	46,800	30,000
Forward starting reverse repurchase and securities borrowing agreements | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	24,900	10,400
Collateral
Collateralized by equity and debt instruments	24,900	10,400
Committed unconditionally revocable credit lines | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	148,800	47,400
Collateral
Cash collateral received	19,400	500
Collateralized by equity and debt instruments	61,600	9,100
Secured by real estate	12,900	7,100
Other collateral	1,500	5,100
Credit enhancements
Guarantees and sub-participations	3,100	600
Exposure to credit risk after collateral and credit enhancements	$ 50,300	$ 25,100